CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Income / (loss) from continuing operations	$ (79,197,000)	$ 76,620,000
Items not affecting cash
Depletion, depreciation and amortization	6,184,000	361,000
Non-cash share-based payments	2,915,000	2,683,000
Non-cash items included in other income	8,066,000	(126,321,000)
Related party interest expense	0	1,177,000
Loss on foreign exchange	403,000	200,000
Finance expense	20,460,000	0
Deferred taxes	(11,833,000)	19,853,000
Increase in working capital	7,160,000	2,872,000
Cash used in operating activities of continuing operations	(45,842,000)	(22,555,000)
Cash provided by operating activities of discontinued operations	0	9,548,000
Cash used in operating activities	(45,842,000)	(13,007,000)
INVESTING ACTIVITIES
Capital expenditures on property, plant and equipment	(50,221,000)	(6,015,000)
Net cash on asset exchange	0	5,100,000
Environmental liability security	(2,125,000)	(30,177,000)
Reclamation expenditures	(622,000)	0
Other assets	(1,767,000)	0
Purchase of investments	0	(1,954,000)
Cash used in investing activities of continuing operations	(54,735,000)	(131,440,000)
Cash used in investing activities of discontinued operations	0	(6,146,000)
Cash used in investing activities	(54,735,000)	(137,586,000)
FINANCING ACTIVITIES
Share issue costs	0	(2,602,000)
Stock option and warrant exercises	3,139,000	1,882,000
Finance fees paid	0	(644,000)
Related party interest paid	0	(1,177,000)
Other	(437,000)	5,000
Cash provided by financing activities of continuing operations	61,427,000	222,895,000
Cash provided by / (used in) financing activities of discontinued operations	0	0
Cash provided by financing activities	61,427,000	222,895,000
Change in cash and cash equivalents during the year	(39,150,000)	72,302,000
Cash and cash equivalents, beginning of year	87,658,000	15,239,000
Effect of exchange rate changes on cash held	(232,000)	117,000
Cash and cash equivalents, end of year	48,276,000	87,658,000
Equity Financing
FINANCING ACTIVITIES
Proceeds from shares issued	0	63,724,000
Private Placement
FINANCING ACTIVITIES
Proceeds from shares issued	0	103,117,000
Gold Prepay Agreement
FINANCING ACTIVITIES
Net proceeds	41,737,000	0
Principal repayment on Gold Prepay Agreement	(12,901,000)	0
Silver Purchase Agreement
FINANCING ACTIVITIES
Net proceeds	29,889,000	0
Orion Convertible Loan
FINANCING ACTIVITIES
Net proceeds	0	48,590,000
Sprott Convertible Loan
FINANCING ACTIVITIES
Net proceeds	0	10,000,000
Equinox Loan
FINANCING ACTIVITIES
Net proceeds	0	20,750,000
Repayment of loan from Equinox	0	(20,750,000)
Ruby Hill
INVESTING ACTIVITIES
Acquisition	0	(75,084,000)
Granite Creek
INVESTING ACTIVITIES
Acquisition	$ 0	$ (23,310,000)